EARNINGS PER SHARE (Tables)	12 Months Ended
Aug. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share are calculated as follows:

	Fiscal
	2023	2022	2021
Basic Earnings per share
Net income attributable to Accenture plc	$6,871,557	$6,877,169	$5,906,809
Basic weighted average Class A ordinary shares	630,608,186	632,762,710	634,745,073
Basic earnings per share	$10.90	$10.87	$9.31
Diluted Earnings per share
Net income attributable to Accenture plc	$6,871,557	$6,877,169	$5,906,809
Net income attributable to noncontrolling interests in Accenture Canada Holdings Inc. (1)	7,204	7,348	6,539
Net income for diluted earnings per share calculation	$6,878,761	$6,884,517	$5,913,348
Basic weighted average Class A ordinary shares	630,608,186	632,762,710	634,745,073
Class A ordinary shares issuable upon redemption/exchange of noncontrolling interests (1)	660,420	675,949	702,567
Diluted effect of employee compensation related to Class A ordinary shares	7,207,770	9,045,668	10,344,620
Diluted effect of share purchase plans related to Class A ordinary shares	115,240	354,854	116,782
Diluted weighted average Class A ordinary shares	638,591,616	642,839,181	645,909,042
Diluted earnings per share	$10.77	$10.71	$9.16
(1)Diluted earnings per share assumes the exchange of all Accenture Canada Holdings Inc. exchangeable shares for Accenture plc Class A ordinary shares on a one-for-one basis. The income effect does not take into account “Net income attributable to noncontrolling interests - other,” since those shares are not redeemable or exchangeable for Accenture plc Class A ordinary shares.